Financial instruments and financial risk management - Additional information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 121,203	$ (301,789)		$ 109,043		$ 383,837
Percentage of volatility used was increased			10.00%	10.00%
Derivative liability			$ 371,925		$ 418,457		$ 32,439,081	$ 17,899,855
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss				$ 50,000
Change in market interest rates			1.00%	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate			10.00%	10.00%
Impact of net loss			$ 177,583		$ 29,708	$ 365,000